RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	$ 571	$ 558	$ 410	$ 396	$ 298	$ 355
Restricted cash	302		197
Investments in debt and equity securities	2		0
Property, plant and equipment, at fair value	37,258		37,915
Tax equity	(383)		(455)
Total	17,728		17,308
BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(5,993)		(6,163)
Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(13,777)		(14,397)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	31		45
Financial instrument liabilities	(450)		(206)
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	175		40
Financial instrument liabilities	(26)		(103)
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	20		31
Financial instrument liabilities	(2)		$ (6)
Level 1
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	571
Restricted cash	302
Investments in debt and equity securities	0
Property, plant and equipment, at fair value	0
Tax equity	0
Total	(6,845)
Level 1 | BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(5,993)
Level 1 | Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(1,725)
Level 1 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 2
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	0
Property, plant and equipment, at fair value	0
Tax equity	0
Total	(12,151)
Level 2 | BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	0
Level 2 | Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(12,052)
Level 2 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	29
Financial instrument liabilities	(295)
Level 2 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	175
Financial instrument liabilities	(26)
Level 2 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	20
Financial instrument liabilities	(2)
Level 3
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	2
Property, plant and equipment, at fair value	37,258
Tax equity	(383)
Total	36,724
Level 3 | BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	0
Level 3 | Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	0
Level 3 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	2
Financial instrument liabilities	(155)
Level 3 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	$ 0